UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.3%

Security	Principal Amount (000’s omitted)	Value
Education — 4.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$383,190
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	235,780
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	392,648
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	750,727

		$1,762,345

Escrowed/Prerefunded — 6.1%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,255,222
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	515	525,331
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	144,439
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	34,715
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	270,793

		$2,230,500

General Obligations — 0.8%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$260	$287,963

		$287,963

Hospital — 16.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$277,125
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	460,454
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	331,409
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	615	678,991
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	161,495
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	450,560
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,174,534
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,328,724
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	685,145
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	500	558,900

		$6,107,337

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$983,024

		$983,024

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.8%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$909,374
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	85	88,399
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,858

		$1,018,631

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$653,277
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	347,499

		$1,000,776

Insured-Escrowed/Prerefunded — 24.2%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,099,450
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	341,718
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	363,678
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	385,387
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	409,275
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,074,690
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	757,694
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,057,640
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	909,460
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	486,846
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,116,858
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	269,624
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	112,307
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	418,598

		$8,803,225

Insured-General Obligations — 22.5%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,982,256
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,591,890
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	842,700
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,760,824

		$8,177,670

Insured-Hospital — 5.7%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$177,281
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	245	255,493
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,626,000

		$2,058,774

Insured-Lease Revenue/Certificates of Participation — 6.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,270,890
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	10	10,583

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	$360	$381,107
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	580,335

		$2,242,915

Insured-Special Tax Revenue — 14.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$872,570
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	609,260
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	977,916
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,675,972
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	753,872
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	220,392

		$5,109,982

Insured-Transportation — 9.6%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$712,032
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,867,230
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	738,526
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	194,499

		$3,512,287

Insured-Water and Sewer — 11.0%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,475,980
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	537,407

		$4,013,387

Lease Revenue/Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$465	$467,120

		$467,120

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$705,841

		$705,841

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,041,611

		$1,041,611

Transportation — 23.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$636,498
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	226,361
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	771,345
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,206,902
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,081,172
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,273,880
South Jersey Transportation Authority, 5.00%, 11/1/39	200	214,302

		$8,410,460

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$744,088
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	432,240

		$1,176,328

Total Tax-Exempt Investments — 162.3% (identified cost $55,148,690)		$59,110,176

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.1)%		$(2,225,365)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.7)%		$(17,375,000)

Other Assets, Less Liabilities — (8.5)%		$(3,104,832)

Net Assets Applicable to Common Shares — 100.0%		$36,404,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 60.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 22.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Mar-17	$(2,129,391)	$(2,109,188)	$20,203

						$20,203

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $20,203.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,327,736

Gross unrealized appreciation	$4,480,906
Gross unrealized depreciation	(438,466)

Net unrealized appreciation	$4,042,440

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,110,176	$—	$59,110,176
Total Investments	$—	$59,110,176	$—	$59,110,176
Futures Contracts	$20,203	$—	$—	$20,203
Total	$20,203	$59,110,176	$—	$59,130,379

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017